Derivatives and hedging	12 Months Ended
Dec. 31, 2025
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivatives and hedging
Note 10: - Derivatives and hedging

The Company had outstanding contracts designated as hedging instruments in the aggregate notional amount of $28,000 and $54,000 as of December 31, 2025 and 2024, respectively.

The fair value of the Company’s outstanding contracts amounted to an asset of $3,625 and $1,413 as of December 31, 2025 and 2024, respectively.

These assets were recorded under other receivables on the consolidated balance sheets.

Gains of $6,227, $217 and losses of $4,085 were reclassified from accumulated other comprehensive income during the years ended December 31, 2025, 2024 and 2023, respectively.

Such gains and losses were reclassified from accumulated other comprehensive income when the related expenses were incurred. These gains and losses were recorded in the consolidated statements of income as follows:

	December 31,
	2025	2024	2023
Cost of revenue	$(425)	$(15)	$336
Research and development	(3,788)	(142)	2,015
Sales and marketing	(984)	(25)	826
General and administrative	(1,030)	(35)	908
Total	$(6,227)	$(217)	$4,085

In addition, for the year ended December 31, 2023, losses of $395 were reclassified from other comprehensive income to financial income and other in connection with forecasted transactions not probable of occurring.